RELATED PARTY TRANSACTIONS AND BALANCES (Tables)	12 Months Ended
Dec. 31, 2018
Related Party Transactions [Abstract]
Schedule of related party balances
Outstanding amounts due from/to related parties as of December 31, 2017 and 2018 were as follows:

	2017	2018
	December 31	December 31
	RMB	RMB
Accounts receivable from related parties:
Accounts receivable from Jiangsu Jinko-Tiansheng Co., Ltd. (“Jinko-Tiansheng”, in which JinkoSolar owns 30% equity interests)	-	25,368,631
Accounts receivable from Jinko Power Group for sales of solar modules and others	1,049,200,951	522,619,737
Accounts receivable from Sweihan PV Power Company P.S.J.C ("Sweihan PV", which develops and operates solar power projects in Dubai)	1,063,841,109	127,779,355

Other receivables from related parties:
Advances of travel and other business expenses to executive directors who are also shareholders	8,000	-
Other receivables from Jinko Power Group for receivable related to disposal of subsidiaries	28,634	-
Other receivables due from Sweihan Solar Holding Company	653,420	-
Other receivables from Jinko Power Group for miscellaneous transactions	6,712,861	8,296,133
Prepayments to Jinko Power Group for outsourcing services	10,333,131	55,514,313
Other receivables from Jinko Power Group for provision of guarantee	28,856,153	3,919,423

Other assets from related parties:
Other assets from Jinko Power Group for provision of guarantee	146,025,979	144,983,745

Accounts payable due to a related party:
Accounts payable due to subsidiaries of Renesola Zhejiang Ltd. ("ReneSola", controlled by an immediate family member of the principal shareholders and directors of the Company, who are the executive officers of the Company)	800,027	698,043
Accounts payable due to Jiangsu Jinko-Tiansheng Co., Ltd.	4,528,869	-

Advances from related parties:
Advances from Jinko Power Group for sales of solar modules	37,344,500	910,087
Advances from subsidiaries of ReneSola	55,444	-

Notes payables due to related parties:
Notes payables due to Jinko Power Group	-	35,000,000

Other payables due to a related party:
Other payables to Jiangxi Desun Energy Co., Ltd.(“Jiangxi Desun”, an entity in which our founders and substantial shareholders, Xiande Li, Kangping Chen and Xianhua Li, each holds more than 10%, and collectively hold 73%, of the equity interest) for leasing of land and buildings	8,628,855	9,704,152
Other payables due to Jinko Power Group for payments on behalf of the Company	3,704,629	11,058,987
Other payables of travel and other business expense reimbursement to executive directors who are also shareholders	-	55,457

(1)	Mr Xianshou Li, chairman and chief executive officer of Renesola is the brother of Mr Xiande Li, chairman of the board of directors of the Company.

(2)	Advances of travel and other business expenses to executive directors who are also shareholders represent the amounts the Company advanced to them for expected expenses, charges and incidentals relating to their business development activities.

(3)	Balances due to related parties are interest-free, not collateralized, and have no definitive repayment terms.

Schedule of Transactions with Related Parties [Table Text Block]
Transactions related parties for the year ended December 31, 2016, 2017 and 2018 were as follows:

	For the years ended December 31,
	2016	2017	2018
	RMB	RMB	RMB
Revenue from sales of products and providing services to related parties
Revenue from sales of products to Sweihan PV Power Company P.S.J.C (“Sweihan PV”, which develops and operates solar power projects in Dubai)	-	1,219,803,260	1,416,020,214
Revenue from sales of products to Jinko Power Group	35,181,217	453,251,266	38,895,833
Income of guarantee fee from Jinko Power Group	9,641,685	64,225,858	26,229,524
Rental services provided to Jinko Power Group	345,600	2,142,018	2,177,280
Revenue from sales of products to a subsidiary of ReneSola	-	6,474,041	47,388

Purchase of raw materials from related partie
Raw materials purchased from a subsidiary of ReneSola	-	2,866,904	-

Service expenses provided by related parties
Processing fee of OEM service charged by Jiangsu Jinko-Tiansheng	-	8,375,075	19,741,927
Solar project management service provided by Jinko Power Group	-	2,735,269	20,842,153
Construction service of solar project provided by Jinko Power Group	-	-	25,769,137
Rental services provided by Jiangxi Desun	1,100,304	1,100,304	1,100,304